DREYFUS INTERNATIONAL STOCK INDEX FUND
LETTER TO SHAREHOLDERS
Dear Shareholder:
    It is a pleasure to introduce to you the manager of Dreyfus International Stock Index Fund, Susan M. Ellison of Mellon Capital Management.
    Susan is a Senior Vice President and Director of Equity Portfolio Management for Mellon Capital Management and a Dreyfus officer. She has worked for Mellon Capital since June of 1988 and is currently responsible for managing over $52 billion in U.S. and international equity portfolios. She directs a staff of 18 portfolio managers and support personnel. She holds a B.S. in Finance from San Francisco State University, was awarded her Chartered Financial Analyst charter in 1993, and is a member of the Security Analysts of San Francisco and the Association for Investment Management and Research.
    We have great confidence in the abilities of Susan M. Ellison and her experienced team to manage assets on your behalf.
                              Sincerely,

                      [Stephen Canter signature logo]

                              Stephen Canter
                              Chief Investment Officer
                              The Dreyfus Corporation

DREYFUS INTERNATIONAL STOCK INDEX FUND
LETTER TO SHAREHOLDERS
Dear Shareholder:
    Dreyfus International Stock Index Fund began operations June 30, 1997. Thus the Fund was in existence just four months on the date selected for its fiscal year-end, October 31, 1997. This is the time span covered by this letter.
    The brief period of the Fund's existence coincided with the fiscal and monetary problems that beset Southeast Asia during the summer and fall, with consequences for equity markets in other parts of the world.
    The Fund's total return for the June-October period was -9.84%.* The total return for the Fund's baseline index, the Morgan Stanley Capital International Europe, Australasia, Far East (MSCI-EAFERegistration Mark) Free Index was -8.46% for the same period.** The difference is accounted for by characteristics of the MSCI-EAFE Free Index (see below) and by the Fund's operating costs.
Economic Review
    Continental Europe's current economic climate is best described by overwhelming confidence that Economic and Monetary Union (EMU) will take place as scheduled. Success for EMU appeared less likely earlier in the year after the new French Government raised objections to the agreement. However, most of those objections have been resolved, and the markets are now priced with the expectation that EMU will occur as planned. Additionally, it appears that Spain, Portugal and Italy will be included in the agreement from the onset. The outlook for Europe on the whole is for high growth with low (German-style) inflation for the coming years. Currently, weak European currencies continue to stimulate strong demand for European exports.
    The economy in the United Kingdom has probably been operating above potential recently. The U.K. monetary authorities have already raised short-term interest rates to combat potential inflationary pressure, but we may still see above-trend growth in the economy into early next year. The possibility of the Pound joining in the European Currency sooner rather than later has brought bond yields down and bolstered equity markets to some degree as well.
    Economic recovery still has not materialized in Japan. The recent crisis in the emerging markets of Asia hit Japan at a very bad time. While the economy contracted in the first half of 1997, it is expected to grow at a slow pace for the second half of the year. Growth should rebound to healthier levels during 1998. In the meantime, the Japanese Government appears committed to the path of deregulation, and the banking sector seems likely to unwind cross holdings. Both of these items will promote long-term economic and financial health but have caused some concern among market participants in the short run.
About the Benchmark
    Your investment in the Dreyfus International Stock Index Fund mirrors the MSCI-EAFE Free Index, which tracks the equity markets of 20 countries. To represent each country, MSCI selects companies for the Index that they determine to be the most liquid securities within each representative industry. This Index is designed to cover approximately 60% of the market capitalization within each country and is designed to cover only stocks with sufficient "free float" and minimal cross-ownership. Significant structural changes may occur four times each year, if necessary, to maintain the desired coverage and industry representation goals of the Index.
    The MSCI-EAFE Free Index covers only those companies available to foreign investors.
About MSCI Returns
    When comparing your Fund's return to MSCI-EAFE Free returns, it is important to understand a simplifying assumption built into the calculation of published Index returns. While many companies in this Index pay dividends once or twice each year, MSCI adds one twelfth of that company's annual expected yield to each month's total return. Because of this income smoothing, monthly Index returns will not be equivalent to the actual return that would be achieved from an investment in the Index. This happens because the Fund's return is calculated only with actual dividends received during the period. Also, Net Total Return is generally quoted and represents the return that would be available from a Luxembourg investor's perspective. Since U.S. investors are subject to different tax withholding treaties, the return of a U.S. investor will vary slightly from the return shown by the Index.
About the Fund
    The Fund maintains benchmark weights in all 20 countries and is invested in a subset of the 1,075 individual companies comprising the 20 country indices. Because this is a passively managed index fund, no judgments are made regarding the relative performance of one security over another. Instead, the Fund is constructed to duplicate the risk and return characteristics of the benchmark MCSI-EAFE Free Index. Figure 1 shows the country exposures of this Fund compared to October 31, 1997 MSCI-EAFE Free Index country weights. The percentages in Figure 1 take into account the Fund's holdings not only in common stocks, but also in preferred stocks and futures. In addition to maintaining correct country and currency exposures, the Fund samples to match industry weights and overall characteristics of the total Index.
                      [Exhibit A:

Figure 1

Country Exposures 10/31/97
Weight
Country
Fund- 28.6%  20.8%  9.1%  7.2%  7.4%  5.6%  3.8%  2.8%  2.6%  2.8%  2.6%  1.1%  1.0%  1.1%  0.9%  1.0%  0.5%  0.4%  0.4%  0.3%
Index-28.7%  21.1%  9.2%  7.3%  7.1%  5.6%  3.7%  2.8%  2.6%  2.6%  2.5%  1.2%  1.1%  1.0%  0.9%  0.8%  0.6%  0.4%  0.4%  0.4%]

About the Performance
    The period from June 30, 1997 to October 31, 1997 (Fund inception through the close of the fiscal year) proved to be a particularly challenging one for international investors. Foreign equity markets underperformed U.S. equity markets - the MSCI-EAFE Free Index was down sharply with a net total return of -8.46% while the S&P 500 Index had a gain of 3.90% over the same time period. As reported above, your investment in the Dreyfus International Stock Index Fund during this period returned -9.84%. Several of the EAFE countries were responsible for most of the market decline, the Malaysian Index being down nearly 54% during the period and the Singapore, Hong Kong and Japan Indexes down 33%, 30% and 21% respectively. European markets did well, outperforming U.S. markets, with Finland and Italy each up more than 10% over the period, and Ireland, U.K., and Denmark up more than 7% each, as reported by MSCI. At the end of November, the Fund will begin investing in Portugal, as it will be added to the MSCI-EAFE Free Index at that time.
    We appreciate your investment in Dreyfus International Stock Index Fund and look forward to handling investments for you in the future.
                              Sincerely,

                          [Susan M. Ellison signature logo]

                              Susan M. Ellison
                              Portfolio Manager
December 3, 1997
San Francisco, CA
* Total return includes reinvestment of dividends and any capital gains paid.
** SOURCE: LIPPER ANALYTICAL SERVICES, INC. - The Morgan Stanley Capital International Europe, Australasia, Far East (EAFE Registration Mark) Free Index is an unmanaged index composed of a sample of companies representative of the market structure of European and Pacific Basin countries. The Index reflects actual investable opportunities for global investors with stocks that are free of foreign ownership limits or legal restrictions at the security or country level. The Index is the property of Morgan Stanley & Co., Incorporated. Figures include reinvestment of dividends.

DREYFUS INTERNATIONAL STOCK INDEX FUND
STATEMENT OF INVESTMENTS                                                                          OCTOBER 31, 1997
Common Stocks-78.8%                                                                               Shares            Value
                                                                                                ___________      ___________
           Australia-2.2%        Amcor.............................................                   1,500    $       7,081
                                 Boral.............................................                   2,852            7,506
                                 Broken Hill Proprietary...........................                   2,000           19,846
                                 CSR...............................................                   2,400            8,345
                                 Coca-Cola Amatil..................................                   1,309            9,857
                                 Coles Myer........................................                   2,600           12,515
                                 Foster's Brewing Group............................                   4,700            8,931
                                 General Property Trust (Units)....................                   2,800            5,025
                                 ICI Australia.....................................                     700            5,271
                                 Lend Lease........................................                     608           12,460
                                 M.I.M. Holdings...................................                   3,900            3,431
                                 News..............................................                   4,813           23,066
                                 North.............................................                   1,734            4,549
                                 Pacific Dunlop....................................                   2,500            5,343
                                 Pioneer International.............................                   2,100            5,557
                                 Rio Tinto.........................................                     800            9,740
                                 Santos............................................                   1,400            6,443
                                 Southcorp.........................................                   1,400            4,700
                                 WMC...............................................                   2,700            9,596
                                 Westfield Trust...................................                   2,900            5,531
                                 Westpac Banking...................................                   4,200           24,474
                                                                                                                 ___________
                                                                                                                     199,267
                                                                                                                 ___________
              Austria-.3%        Bau Holding.......................................                     150            9,320
                                 Lenzing........................................(a)                     180           10,086
                                 Universale-Bau....................................                     290           10,060
                                                                                                                 ___________
                                                                                                                      29,466
                                                                                                                 ___________
             Belgium-1.1%        Barco.........               .....................                     140           26,958
                                 Cimenteries CBR Cementbedrijven...................                      50            4,357
                                 Fortis............................................                      50            9,473
                                 Glaverbel.........................................                     250           36,192
                                 Royale Belge......................................                      70           18,497
                                 Union Miniere..................................(a)                     100            7,309
                                                                                                                 ___________
                                                                                                                     102,786
                                                                                                                 ___________
             Denmark-1.1%        Bang & Olufsen Holding, Cl. B.....................                     100            6,096
                                 Carlsberg, Cl. A..................................                     100            5,182
                                 Carlsberg, Cl. B..................................                     100            5,258
                                 Danisco...........................................                     100            5,655
                                 Den Danske Bank...................................                     100           11,278
                                 J. Lauritzen Holding...........................(a)                     100            9,145
                                 Novo Nordisk, Cl. B...............................                     200           21,642
                                 Tele Danmark, Cl. B...............................                     400           23,471
                                 Unidanmark, Cl. A.................................                     200           13,504
                                                                                                                 ___________
                                                                                                                     101,231
                                                                                                                 ___________
             Finland-1.0%        Merita, Cl. A.....................................                   2,000            9,764
                                 Nokia, Cl. A......................................                     500           43,612
                                 Nokia, Cl. K......................................                     250           21,951

DREYFUS INTERNATIONAL STOCK INDEX FUND
STATEMENT OF INVESTMENTS (CONTINUED)                                                              OCTOBER 31, 1997
Common Stocks (continued)                                                                          Shares            Value
                                                                                                ___________      ___________
      Finland (continued)        UPM-Kymmene.......................................                     750     $     16,528
                                                                                                                 ___________
                                                                                                                     91,855
                                                                                                                 ___________
              France-4.3%        Alcatel Alsthom...................................                     200           24,091
                                 Axa-UAP...........................................                     500           34,180
                                 Compagnie de Saint Gobain.........................                     200           28,660
                                 Compagnie Generale des
                                 Etablissements Michelin, Cl. B....................                     250           12,802
                                 Elf Aquitaine.....................................                     400           49,428
                                 Groupe Danone.....................................                     150           22,897
                                 L'Air Liquide.....................................                     150           23,234
                                 L'OREAL...........................................                     100           35,375
                                 Moet Hennessy Louis Vuitton.......................                     100           16,960
                                 Pinault-Printemps-Redoute.........................                      50           22,827
                                 Promodes..........................................                      50           16,251
                                 Rhone-Poulenc, Cl. A..............................                     700           30,468
                                 Sanofi............................................                     250           23,710
                                 Schneider.........................................                     300           15,991
                                 Total,Cl.B........................................                     400           44,305
                                                                                                                 ___________
                                                                                                                     401,179
                                                                                                                 ___________
             Germany-6.5%        Allianz...........................................                     400           89,085
                                 BASF..............................................                   1,350           45,804
                                 Bayer.............................................                   1,600           56,142
                                 Daimler-Benz......................................                   1,150           77,036
                                 Deutsche Bank.....................................                     800           52,337
                                 Deutsche Telekom..................................                   4,000           74,933
                                 HERLITZ...........................................                     100            7,087
                                 Mannesmann........................................                     100           42,222
                                 SAP...............................................                      50           14,340
                                 Siemens...........................................                   1,250           76,920
                                 STRABAG........................................(a)                     100            7,192
                                 VEBA..............................................                     500           27,868
                                 Volkswagen........................................                      50           29,550
                                                                                                                 ___________
                                                                                                                     600,516
                                                                                                                 ___________
           Hong Kong-2.7%        Cathay Pacific Airways............................                   8,000            8,433
                                 Cheung Kong Holdings..............................                   4,000           27,808
                                 Hang Seng Bank....................................                   3,000           26,095
                                 Hong Kong Telecommunications......................                  28,000           53,599
                                 Hutchison Whampoa.................................                   8,000           55,358
                                 Hysan Development.................................                   2,000            4,178
                                 New World Development.............................                   5,000           17,590
                                 Shangri-La Asia...................................                   5,000            3,719
                                 Sino Land.........................................                   6,000            3,880
                                 Sun Hung Kai Properties...........................                   2,000           14,745
                                 Swire Pacific,Cl.A................................                   4,000           21,367
                                 Wharf Holdings....................................                   6,000           12,261
                                 Wing Lung Bank....................................                   1,000            4,268
                                                                                                                 ___________
                                                                                                                     253,301
                                                                                                                 ___________

DREYFUS INTERNATIONAL STOCK INDEX FUND
STATEMENT OF INVESTMENTS (CONTINUED)                                                                 OCTOBER 31, 1997
Common Stocks (continued)                                                                          Shares            Value
                                                                                                ___________      ___________
              Ireland-.4%        Crean (James) (Units).............................                   3,400    $       6,650
                                 Fyffes............................................                   5,000            7,673
                                 Jefferson Smurfit Group........................(a)                   2,000            5,928
                                 Waterford Wedgwood (Units)........................                   5,000            5,793
                                 Woodchester Investments (Units)...................                   2,500            9,216
                                                                                                                 ___________
                                                                                                                     35,260
                                                                                                                 ___________
               Italy-3.8%        Assicurazioni Generali............................                   1,300           29,029
                                 Banca Commerciale Italiana........................                   4,300           11,792
                                 Credito Italiano..................................                   8,300           22,221
                                 ENI...............................................                  12,000           67,834
                                 Fiat..............................................                   7,700           24,431
                                 Istituto Mobiliare Italiano.......................                   1,400           12,674
                                 Istituto Nazionale delle Assicurazioni............                   9,700           15,770
                                 Mediaset..........................................                   2,800           12,753
                                 Mediobanca........................................                   2,900           19,712
                                 Montedison........................................                  18,400           14,891
                                 Pirelli...........................................                   3,500            8,913
                                 Riunione Adriatica di Sicurta.....................                     800            6,891
                                 Telecom Italia....................................                   7,775           48,640
                                 Telecom Italia (RNC)..............................                   2,200            8,861
                                 Telecom Italia Mobile.............................                  10,000           36,922
                                 Telecom Italia Mobile (RNC).......................                   3,800            7,767
                                                                                                                 ___________
                                                                                                                     349,101
                                                                                                                 ___________
              Japan-20.3%        Asahi Breweries...................................                   1,000           14,788
                                 Asahi Chemical Industry...........................                   3,000           13,658
                                 Asahi Glass.......................................                   3,000           20,188
                                 Bank of Tokyo-Mitsubishi..........................                   6,000           78,259
                                 Bridgestone.......................................                   2,000           43,200
                                 Canon ............................................                   1,000           24,258
                                 Dai Nippon Printing...............................                   2,000           39,877
                                 Daiichi Pharmaceutical............................                   1,000           14,206
                                 Denso.............................................                   2,000           43,200
                                 Ebara.............................................                   1,000           12,046
                                 Eisai.............................................                   1,000           15,702
                                 Fanuc ............................................                   1,000           40,376
                                 Fuji Bank.........................................                   5,000           43,200
                                 Fuji Photo Film...................................                   1,000           36,222
                                .Fujitsu...........................................                   3,000           32,899
                                .Hitachi...........................................                   5,000           38,423
                                 Honda Motor.......................................                   1,000           33,646
                                 Industrial Bank of Japan..........................                   4,000           39,545
                                 Ito-Yokado........................................                   1,000           49,680
                                 Japan Airlines.................................(a)                   6,000           21,733
                                 JUSCO.............................................                   1,000           22,348
                                 Kirin Brewery.....................................                   2,000           16,782
                                .Komatsu...........................................                   2,000           10,684
                                .Kubota............................................                   3,000           11,664

DREYFUS INTERNATIONAL STOCK INDEX FUND
STATEMENT OF INVESTMENTS (CONTINUED)                                                             OCTOBER 31, 1997
Common Stocks (continued)                                                                          Shares           Value
                                                                                                ___________      ___________
        Japan (continued)        Marui.............................................                   1,000     $     16,865
                                 Matsushita Electric Industrial....................                   3,000           50,345
                                 Mitsubishi........................................                   4,000           34,228
                                 Mitsubishi Chemical...............................                   1,000            2,251
                                 Mitsubishi Electric...............................                   5,000           16,657
                                 Mitsubishi Estate.................................                   3,000           37,883
                                 Mitsubishi Heavy Industries.......................                   8,000           39,279
                                 Mitsubishi Paper Mills............................                   2,000            5,300
                                 Mitsubishi Trust & Banking........................                   1,000           12,295
                                 Mitsui & Co.......................................                   4,000           30,340
                                 Murata Manufacturing..............................                   1,000           40,542
                                 Mycal.............................................                   1,000            9,554
                                 NEC...............................................                   3,000           32,898
                                 NKK...............................................                   8,000           11,099
                                 Nippon Express....................................                   2,000           10,767
                                 Nippon Steel......................................                  16,000           32,965
                                 Nippon Telegraph & Telephone......................                       3           25,422
                                 Nissan Motor......................................                   6,000           31,951
                                 Nomura Securities.................................                   5,000           58,154
                                 Osaka Gas.........................................                   6,000           13,259
                                 Sakura Bank.......................................                   8,000           32,633
                                 Sankyo............................................                   1,000           32,982
                                 Sanyo Electric....................................                   2,000            6,646
                                 Sekisui House.....................................                   3,000           25,671
                                 Sharp.............................................                   2,000           15,535
                                 Shiseido..........................................                   1,000           13,625
                                 Sumitomo Bank.....................................                   4,000           42,536
                                 Sumitomo Chemical.................................                   4,000           14,256
                                 Sumitomo Electric Industries......................                   2,000           26,418
                                 Sumitomo Metal Industries.........................                   7,000           14,015
                                 Takeda Chemical Industries........................                   2,000           54,499
                                 Tohoku Electric Power.............................                   1,000           16,283
                                 Tokai Bank........................................                   5,000           29,160
                                 Tokio Marine & Fire Insurance.....................                   4,000           39,877
                                 Tokyo.............................................                   4,000           16,615
                                 Tokyo Electric Power..............................                   3,000           57,323
                                 Tokyo Gas.........................................                   6,000           13,758
                                 Toppan Printing...................................                   2,000           25,089
                                 Toray Industries..................................                   3,000           16,698
                                 Tostem............................................                   1,000           13,874
                                 Toyoda Automatic Loom Works.......................                   1,000           19,606
                                 Toyota Motor......................................                   4,000          111,323
                                 Yamazaki Baking...................................                   1,000           13,791
                                                                                                                 ___________
                                                                                                                   1,880,851
                                                                                                                 ___________
            Malaysia-1.0%        AMMB Holdings.....................................                   1,000            1,639
                                 Commerce Asset Holding............................                   2,000            1,564
                                 Edaran Otomobil Nasional..........................                   1,000            3,157
                                 Golden Plus Holdings..............................                   3,000            1,768

DREYFUS INTERNATIONAL STOCK INDEX FUND
STATEMENT OF INVESTMENTS (CONTINUED)                                                                   OCTOBER 31, 1997
Common Stocks (continued)                                                                         Shares             Value
                                                                                                ___________      ___________
     Malaysia (continued)        Kemayan...........................................                   5,000    $       1,910
                                 Magnum............................................                   5,000            3,924
                                 Malayan Banking...................................                   2,000            7,758
                                 Malaysia International Shipping...................                   3,000            5,052
                                 Malaysian Resources...............................                   2,667            1,588
                                 Nestle............................................                   1,000            5,082
                                 Pilecon Engineering...............................                   4,000            1,648
                                 RHB Capital.......................................                   2,000            1,684
                                 Rashid Hussain....................................                   1,000            1,729
                                 Resorts World.....................................                   3,000            5,368
                                 Rothmans of Pall Mall.............................                   1,000            8,044
                                 Sime Darby........................................                   6,000            8,660
                                 Telekom Malaysia..................................                   5,000           13,006
                                 Tenaga Nasional...................................                   5,000           10,825
                                 United Engineers..................................                   2,000            4,751
                                 YTL...............................................                   4,000            4,450
                                 YTL, Cl. A........................................                   2,000            2,153
                                 YTL (Warrants)....................................                     400                -
                                                                                                                 ___________
                                                                                                                      95,760
                                                                                                                 ___________
         Netherlands-5.6%        ABN-Amro Holding..................................                   1,000           20,105
                                 Akzo Nobel........................................                     200           35,181
                                 Elsevier..........................................                   1,600           25,092
                                 Heineken..........................................                      50            8,119
                                 Hollandsche Beton Groep...........................                     300            6,001
                                 IHC Caland........................................                     200           12,279
                                 ING Groep.........................................                   1,010           42,326
                                 KLM-Royal Dutch AirLines..........................                     200            6,767
                                 Koninklijke Ahold.................................                   1,212           30,973
                                 Philips Electronics...............................                     500           39,078
                                 Royal PTT Nederland...............................                   1,500           57,229
                                 Royal Dutch Petroleum.............................                   3,600          190,107
                                 Unilever..........................................                     800           42,452
                                                                                                                 ___________
                                                                                                                     515,709
                                                                                                                 ___________
          New Zealand-.4%        Brierley Investments..............................                   6,400            4,941
                                 Carter Holt Harvey................................                   4,200            7,322
                                 Telecom Corporation of New Zealand................                   4,400           21,315
                                                                                                                 ___________
                                                                                                                      33,578
                                                                                                                 ___________
               Norway-.5%        Kvaerner..........................................                     250           12,903
                                 Norsk Hydro.......................................                     500           27,559
                                 Orkla, Cl. A......................................                     100            9,205
                                                                                                                 ___________
                                                                                                                      49,667
                                                                                                                 ___________
           Singapore-1.0%        City Developments.................................                   2,000            8,386
                                 DBS Land..........................................                   2,000            3,405
                                 Fraser & Neave....................................                   1,000            5,019
                                 Keppel............................................                   2,000            6,328
                                 Oversea-Chinese Banking...........................                   2,000           11,118

DREYFUS INTERNATIONAL STOCK INDEX FUND
STATEMENT OF INVESTMENTS (CONTINUED)                                                                OCTOBER 31, 1997
Common Stocks (continued)                                                                          Shares            Value
                                                                                                ___________      ___________
    Singapore (continued)        Parkway Holdings..................................                   2,000    $       5,057
                                 Singapore Airlines................................                   2,000           14,994
                                 Singapore Technologies Industrial.................                   2,000            2,745
                                 Singapore Telecommunications......................                  13,000           20,648
                                 United Overseas Bank..............................                   2,000           11,055
                                                                                                                 ___________
                                                                                                                      88,755
                                                                                                                 ___________
               Spain-2.6%        Autopistas Concesionaria Espanola.................                     630            8,129
                                 Banco Bilbao Vizcaya..............................                   1,200           32,038
                                 Banco Central Hispanoamericano....................                     600           11,201
                                 Corporacion Bancaria de Espana....................                     300           16,637
                                 Endesa............................................                   1,600           30,089
                                 Iberdrola.........................................                   2,200           26,273
                                 Repsol............................................                     700           29,307
                                 Tabacalera, Cl. A.................................                     300           21,579
                                 Telefonica de Espana..............................                   1,500           40,872
                                 Union Electrica Fenosa............................                   2,100           20,034
                                                                                                                 ___________
                                                                                                                     236,159
                                                                                                                 ___________
              Sweden-2.5%        ABB, Cl. A........................................                   1,600           18,671
                                 Astra, Cl. A......................................                   1,900           30,661
                                 Atlas Copco , Cl. A...............................                     300            8,802
                                 Electrolux, Cl. B.................................                     200           16,538
                                 Hennes & Mauritz, Cl. B...........................                     500           20,439
                                 Securitas, Cl. B..................................                     180            4,801
                                 Skandia Forsakrings...............................                     200            9,336
                                 Skandinaviska Enskilda Banken, Cl. A..............                     900            9,722
                                 Skanska, Cl. B....................................                     600           23,126
                                 Svenska Cellulosa, Cl. B..........................                     500           11,203
                                 Svenska Handelsbanken, Cl. A......................                     300            9,482
                                 Telefonaktiebolaget LM Ericsson, Cl. B............                   1,300           57,215
                                 Volvo, Cl. B......................................                     600           15,684
                                                                                                                 ___________
                                                                                                                     235,680
                                                                                                                 ___________
         Switzerland-7.1%        ABB...............................................                      20            5,169
                                 Adecco............................................                      50           15,886
                                 Credit Suisse Group...............................                     450           63,372
                                 Georg Fischer (Bearer)............................                       5            6,661
                                 Georg Fischer (Registered)........................                      20            5,169
                                 Holderbank Financiere Glarus, Cl. B...............                      30           24,139
                                 Jelmoli Holding (Bearer)..........................                      20           17,421
                                 Jelmoli Holding (Registered)......................                      50            8,710
                                 Moevenpick Holding (Bearer).......................                      30           10,816
                                 Nestle (Registered)...............................                      75          105,647
                                 Novartis..........................................                     100          156,570
                                 Roche Holding.....................................                       1            8,785
                                 SMH (Bearer)......................................                      20           11,152
                                 SMH (Registered)..................................                      50            6,551
                                 Schindler Holding.................................                       5            5,515
                                 Schindler Holding (Registered)....................                       5            6,069

DREYFUS INTERNATIONAL STOCK INDEX FUND
STATEMENT OF INVESTMENTS (CONTINUED)                                                                 OCTOBER 31, 1997
Common Stocks (continued)                                                                          Shares           Value
                                                                                                ___________      ___________
        Switzerland (continued)  Schweizerischer Bankverein........................                     100     $     26,880
                                 Sika Finanz (Bearer)..............................                      50           14,707
                                 Schweizerische Rueckuersicherungs-Gesellschaft....                      30           45,172
                                 Union Bank of Switzerland (Bearer)................                      50           57,545
                                 Union Bank of Switzerland (Registered)............                      50           11,530
                                 Valora Holding....................................                      30            6,426
                                 Zurich Versicherungs-Gesellschaft.................                     100           41,267
                                                                                                                 ___________
                                                                                                                     661,159
                                                                                                                 ___________
     United Kingdom-14.4%        B.A.T. Industries.................................                   6,400           55,988
                                 BTR...............................................                   7,000           23,632
                                 Barclays..........................................                   2,500           62,613
                                 Bass..............................................                   2,000           27,780
                                 Boots.............................................                   2,100           30,084
                                 British Aerospace.................................                     200            5,308
                                 British Airways...................................                   2,300           22,455
                                 British Petroleum.................................                   7,000          102,864
                                 British Sky Broadcasting Group....................                   4,000           28,383
                                 British Telecommunications........................                  11,000           83,590
                                 Cable & Wireless..................................                   5,100           40,723
                                 Cadbury Schweppes.................................                   2,300           23,150
                                 General Electric..................................                   6,400           40,877
                                 Glaxo Wellcome....................................                   4,043           86,676
                                 Granada Group.....................................                   2,000           27,578
                                 Grand Metropolitan................................                   4,800           43,320
                                 Guinness..........................................                   4,500           40,235
                                 HSBC Holdings.....................................                   2,000           46,970
                                 HSBC Holdings (75P)...............................                     950           23,665
                                 Imperial Chemical Industries......................                   1,700           25,095
                                 J Sainsbury.......................................                   4,200           35,051
                                 Lloyds TSB Group..................................                   6,000           74,984
                                 Marks & Spencer...................................                   6,500           65,968
                                 Reed International................................                   2,600           25,711
                                 Reuters Holdings..................................                   3,000           32,560
                                 Royal & Sun Alliance Insurance Group..............                   3,600           34,513
                                 SmithKline Beecham................................                   4,000           37,912
                                 Tesco.............................................                   5,000           40,029
                                 Unilever..........................................                   5,200           38,730
                                 Vodafone Group....................................                   7,100           38,708
                                 Zeneca Group......................................                   2,000           63,108
                                                                                                                 ___________
                                                                                                                   1,328,260
                                                                                                                 ___________
                                 TOTAL COMMON STOCKS
                                     (cost $8,143,860).............................                               $7,289,540
                                                                                                                 ===========

DREYFUS INTERNATIONAL STOCK INDEX FUND
STATEMENT OF INVESTMENTS (CONTINUED)                                                                     OCTOBER 31, 1997
Preferred Stocks-.5%                                                                               Shares           Value
                                                                                                ___________      ___________
            Australia-.2%        News..............................................                   3,625     $     16,098
                                                                                                                 ___________
              Austria-.1%        Bau Holding- Vorzug...............................                     180            8,914
                                                                                                                 ___________
              Germany-.2%        SAP-Vorzug........................................                      50           14,891
                                 STRABAG........................................(a)                     100            6,844
                                                                                                                 ___________
                                                                                                                      21,735
                                                                                                                 ___________
                                 TOTAL PREFERRED STOCKS
                                     (cost $45,231)................................                             $     46,747
                                                                                                                 ===========
                                                                                                 Principal
Short-Term Investments-19.1%                                                                       Amount           Value
                                                                                                ___________      ___________
           United States;        U.S. Treasury Bills:
                                   4.92%, 12/18/97..............................(b)              $1,571,000       $1,560,946
                                   4.92%, 12/26/97.................................                 203,000          201,449
                                                                                                                 ___________
                                 TOTAL SHORT-TERM INVESTMENTS
                                     (cost $1,762,373).............................                               $1,762,395
                                                                                                                 ===========
TOTAL INVESTMENTS (cost $9,951,464)................................................                   98.4%       $9,098,682
                                                                                                    =======      ===========
CASH AND RECEIVABLES (NET).........................................................                    1.6%      $   147,464
                                                                                                    =======      ===========
NET ASSETS.........................................................................                  100.0%       $9,246,146
                                                                                                    =======      ===========
Notes to Statement of Investments:
    (a)  Non-income producing.
    (b)  Partially held by the custodian in a segregated account as collateral for open futures positions.
SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS INTERNATIONAL STOCK INDEX FUND
STATEMENT OF FINANCIAL FUTURES                                                                   OCTOBER 31, 1997
                                                                         Market Value                       Unrealized
                                                                           Covered                        (Depreciation)
Financial Futures Long:                                   Contracts    by Contracts        Expiration      at 10/31/97
----------------------                                  ------------   --------------    -------------    -------------
Australian All Ordinaries....................                  1      $       44,620      December '97    $    (6,187)
CAC 40.......................................                  3             276,156      December '97        (29,279)
Deutsche Aktienindex.........................                  1             213,481      December '97        (12,467)
Financial Times 100..........................                  3             583,183      December '97        (15,805)
Nikkei 300...................................                  36            746,165      December '97        (95,639)
                                                                                                           __________
                                                                                                            $(159,377)
                                                                                                           ==========
SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS INTERNATIONAL STOCK INDEX FUND
STATEMENT OF ASSETS AND LIABILITIES                                                                   OCTOBER 31, 1997
                                                                                                    Cost            Value
                                                                                                 ____________  ____________
ASSETS:                          Investments in securities-See Statement of Investments          $  9,951,464  $  9,098,682
                                 Cash.......................................                                         58,006
                                 Cash denominated in foreign currencies.....                           32,429        31,115
                                 Dividends and interest receivable..........                                         17,460
                                 Receivable for futures variation margin-Note 3(a)                                   10,775
                                 Net unrealized appreciation on forward
                                    currency exchange contracts-Note 3(a).......                                     35,106
                                                                                                               ____________
                                                                                                                  9,251,144
                                                                                                               ____________
LIABILITIES:                     Due to The Dreyfus Corporation.............                                          2,916
                                 Due to Distributor.........................                                          2,082
                                                                                                               ____________
                                                                                                                      4,998
                                                                                                               ____________
NET ASSETS..................................................................                                   $  9,246,146
                                                                                                               ============
REPRESENTED BY:                  Paid-in capital............................                                    $10,252,997
                                 Accumulated undistributed investment income-net61,291
                                 Accumulated net realized gain (loss) on investments, foreign currency transactions and forward currency
                                   exchange contracts..........................                                     (90,075)
                                 Accumulated net unrealized appreciation (depreciation)
                                 on investments, foreign currency transactions and
                                 forward currency exchange contracts [including
                                 ($159,377) net unrealized (depreciation) on
                                 financial futures]               ...................................              (978,067)
                                                                                                               ____________
NET ASSETS..................................................................                                   $  9,246,146
                                                                                                               ============
SHARES OUTSTANDING
(200 million shares of $.001 par value Common Stock authorized).............                                        820,153
NET ASSET VALUE, offering and redemption price per share....................                                         $11.27
                                                                                                                    =======
SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS INTERNATIONAL STOCK INDEX FUND
STATEMENT OF OPERATIONS
FROM JUNE 30, 1997 (COMMENCEMENT OF OPERATIONS) TO OCTOBER 31, 1997
INVESTMENT INCOME
INCOME:                          Cash dividends (net of $6,292 foreign taxes
                                     withheld at source)....................                  $      38,603
                                 Interest...................................                         42,876
                                                                                                ___________
                                       Total Income.........................                                  $      81,479
EXPENSES:                        Management fee-Note 2(a)...................                         11,776
                                 Shareholder servicing costs-Note 2(b)......                          8,412
                                                                                                ___________
                                       Total Expenses.......................                                         20,188
                                                                                                                ___________
INVESTMENT INCOME-NET.......................................................                                         61,291
                                                                                                                ___________
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS-Note 3:
                                 Net realized gain (loss) on investments and foreign currency
                                     transactions...........................                  $      20,928
                                 Net realized gain (loss) on forward currency
                                     exchange contracts.....................                       (109,643)
                                 Net realized gain(loss) on financial futures                        (1,360)
                                                                                                ___________
                                       Net Realized Gain (Loss).............                                        (90,075)
                                 Net unrealized appreciation (depreciation) on investments, foreign currency transactions and forward currency
                                     exchange contracts [including ($159,377) net unrealized
                                     (depreciation) on financial futures]    ...............                       (978,067)
                                                                                                                ___________
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......................                                     (1,068,142)
                                                                                                                ___________
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS........................                                    $(1,006,851)
                                                                                                                ===========
SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS INTERNATIONAL STOCK INDEX FUND
STATEMENT OF CHANGES IN NET ASSETS
FROM JUNE 30, 1997 (COMMENCEMENT OF OPERATIONS) TO OCTOBER 31, 1997
OPERATIONS:
  Investment income-net.....................................................................         $       61,291
  Net realized gain (loss) on investments...................................................                (90,075)
  Net unrealized appreciation (depreciation) on investments.................................               (978,067)
                                                                                                       ____________
    Net Increase (Decrease) in Net Assets Resulting from Operations.........................             (1,006,851)
                                                                                                       ____________
CAPITAL STOCK TRANSACTIONS:
  Net proceeds from shares sold.............................................................             10,301,736
  Cost of shares redeemed...................................................................                (48,739)
                                                                                                       ____________
    Increase (Decrease) in Net Assets from Capital Stock Transactions......................              10,252,997
                                                                                                       ____________
      Total Increase (Decrease) in Net Assets...............................................              9,246,146
NET ASSETS:
  Beginning of Period.......................................................................                ----
                                                                                                       ____________
  End of Period.............................................................................           $  9,246,146
                                                                                                       ============
Undistributed investment income-net.........................................................         $       61,291
                                                                                                       ____________
                                                                                                           Shares
                                                                                                       ____________
CAPITAL SHARE TRANSACTIONS:
  Shares sold...............................................................................                824,343
  Shares redeemed...........................................................................                 (4,190)
                                                                                                       ____________
    Net Increase (Decrease) in Shares Outstanding...........................................                820,153
                                                                                                       ============
SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS INTERNATIONAL STOCK INDEX FUND
FINANCIAL HIGHLIGHTS
    Contained below is per share operating performance data for a share of
Common Stock outstanding, total investment return, ratios to average net assets and other supplemental data for the period from June 30, 1997
(commencement of operations) to October 31, 1997. This information has been derived from the Fund's financial statements.
PER SHARE DATA:
  Net asset value, beginning of period.......................................................       $12.50
                                                                                                    ______
  Investment Operations:
  Investment income-net......................................................................          .07
  Net realized and unrealized gain (loss)
    on investments...........................................................................        (1.30)
                                                                                                    ______
  Total from Investment Operations...........................................................        (1.23)
                                                                                                    ______
  Net asset value, end of period.............................................................       $11.27
                                                                                                    ======
TOTAL INVESTMENT RETURN......................................................................        (9.84%)(1,2)
RATIOS/SUPPLEMENTAL DATA:
  Ratio of expenses to average net assets....................................................          .20%(1)
  Ratio of net investment income to average net assets.......................................          .62%(1)
  Portfolio Turnover Rate....................................................................          .16%(1)
  Average commission rate paid (3)...........................................................       $.0314
  Net Assets, end of period (000's Omitted)..................................................       $9,246
(1)    Not annualized.
(2)    Exclusive of redemption fee.
(3)    The Fund is required to disclose its average commission rate paid per share for purchases and sales of investment securities.
SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS INTERNATIONAL STOCK INDEX FUND
NOTES TO FINANCIAL STATEMENTS
NOTE 1-SIGNIFICANT ACCOUNTING POLICIES:
    Dreyfus International Stock Index Fund (the "Fund") is a series of
Dreyfus Index Funds, Inc. (the "Company") which is registered under the Investment Company Act of 1940 ("Act") as a non-diversified open-end management investment company and operates as a series company currently offering three series, including the Fund. The Fund's investment objective is to provide investment results that correspond to the net dividend and total return performance of equity securities of international issuers in the aggreg ate, as represented by the Morgan Stanley Capital International Europe, Australia, Far East (Free) Index. The Dreyfus Corporation ("Dreyfus") serves as the Fund's investment advisor. Boston Safe Deposit and Trust Company, an affiliate of Dreyfus, is the Fund's custodian. Dreyfus is a direct subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Bank Corporation. Premier Mutual Fund Services, Inc.
(the "Distributor") is the distributor of the Fund's shares, which are sold to the public without a sales charge.
    As of October 31, 1997, MBIC Investment Corp., an indirect subsidiary of Mellon Bank Corporation, held 800,000 shares of the Fund.
    The Company accounts separately for the assets, liabilities and operations of each fund. Expenses directly attributable to each fund are charged to that fund's operations; expenses which are applicable to all funds are allocated among them on a pro rata basis.
    The Fund's financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
    (a) Portfolio valuation: Investments in securities (including financial futures) are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward currency exchange contracts are valued at the forward rate.
    (b) Foreign currency transactions: The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
    Net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investmen ts in securities, resulting from changes in exchange rates. Such gains and losses are included with net realized and unrealized gain or loss on investments.
    (c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, amortization of discount on investments, is recognized on the accrual basis.
    (d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net are declared and paid annually. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. To the extent that net realized capital gains can be offset by capital loss carryovers, if any, it is the policy of the Fund not to distribute such gains.

DREYFUS INTERNATIONAL STOCK INDEX FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
    (e) Federal income taxes: It is the policy of the Fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Internal Revenue Code, and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes.
NOTE 2-MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES:
    (a) Pursuant to a management agreement ("Agreement") with Dreyfus, the management fee is computed at the annual rate of .35 of 1% of the value of the Fund's average daily net assets, and is payable monthly. Under the terms of the Agreement, Dreyfus has agreed to pay all the expenses of the Fund, except brokerage commission, taxes, interest, Shareholder Services Plan fees, fees and expenses of non-interested Directors (including counsel fees) and extraordinary expenses. In addition, Dreyfus is required to reduce its fee in an amount equal to the Fund's allocable portion of fees and expenses of the non-interested Directors (including counsel). Each Director receives an annual fee of $2,500 and an attendance fee $500 per meeting and is reimbursed for travel and out-of-pocket expenses. The Chairman of the Board receives an additional 25% of such compensation. These fees pertain to the following funds: Dreyfus S&P 500 Index Fund, Dreyfus International Stock Index Fund and Dreyfus Small Cap Stock Index Fund. These fees and expenses are charged and allocated to each series based on net assets. Amounts required to be paid by the Company directly to the non-interested Directors, that would be applied to offset a portion of the management fee payable to Dreyfus, are in fact paid directly by Dreyfus to the non-interested Directors.
    (b) Under the Shareholder Services Plan, the Fund pays the Distributor for the provision of certain services, a fee at the annual rate of .25 of 1% of the value of the Fund's average daily net assets. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the Fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, bank or other financial institution) in respect of these services. The Distributor determines the amount to be paid to Service Agents. During the period ended October 31, 1997, the Fund was charged $8,412 pursuant to the Shareholder Services Plan.
    (c) A 1% redemption fee is charged on certain redemptions of Fund shares where the redemption occurs within the initial six-month period following the opening of the account.
NOTE 3-SECURITIES TRANSACTIONS:
    (a) The aggregate amount of purchases and sales of investment securities, excluding short-term securities, forward currency exchange contracts and financial futures, during the period ended October 31, 1997 amounted to $8,202,192 and $9,834, respectively.
    The following summarizes open forward currency exchange contracts at October 31, 1997:

                                                                                                           Unrealized
                                                       Foreign Currency                                   Appreciation
Forward Currency Exchange Contracts                         Amount           Cost            Value      (Depreciation)
_________________________________                     _______________    _____________    _____________  _____________
Purchases:
    Australian Dollars, expiring 1/5/98......                70,175        $  51,028       $  49,449      $  (1,579)
    British Pounds, expiring 12/23/97........               374,225          600,968         626,453         25,485
    French Francs, expiring 1/5/98...........             1,813,600          308,645         315,044          6,399
    German Deutsche Marks, expiring 12/23/97.               399,500          226,911         232,348          5,437
    Japanese Yen, expiring 12/18/97..........           101,116,000          845,946         845,310           (636)
                                                                                                           ________
      TOTAL..................................                                                               $35,106
                                                                                                           ========

DREYFUS INTERNATIONAL STOCK INDEX FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
    The Fund enters into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or to gain exposure in the market. When executing forward currency exchange contracts, the Fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward currency exchange contracts, the Fund would incur a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The Fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward currency exchange contracts, the Fund would incur a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The Fund realizes a gain if the value of the contract increases between those dates. The Fund is also exposed to credit risk associated with counter party nonperformance on these forward currency exchange contracts which is typically limited to the unrealized gain on each open contract.
    The Fund may invest in financial futures contracts in order to gain exposure to or protect against changes in the market. The Fund is exposed to market risk as a result of changes in the value of the underlying financial instruments (see the Statement of Financial Futures). Investments in financial futures require the Fund to "mark to market" on a daily basis, which reflects the change in the market value of the contract at the close of each day's trading. Typically, variation margin payments are received or made to reflect daily unrealized gains or losses. When the contracts are closed, the Fund recognizes a realized gain or loss. These investments require initial margin deposits with a custodian, which consist of cash or cash equivalents, up to approximately 10% of the contract amount. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Contracts open as of October 31, 1997, and their related unrealized market depreciation are set forth in the Statement of Financial Futures.
    (b) At October 31, 1997, accumulated net unrealized depreciation on investments, cash denominated in foreign currencies, forward currency exchange contracts and financial futures was $978,367, consisting of $290,677 gross unrealized appreciation and $1,269,044 gross unrealized depreciation.
    At October 31, 1997, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).


DREYFUS INTERNATIONAL STOCK INDEX FUND
REPORT OF INDEPENDENT AUDITORS
To the Shareholders and Board of Directors of Dreyfus International Stock Index Fund
    We have audited the accompanying statement of assets and liabilities, including the statements of investments and financial futures, of Dreyfus International Stock Index Fund, (one of the Series constituting Dreyfus Index Funds, Inc.) as of October 31, 1997, and the related statements of operations, and changes in net assets, and the financial highlights for the period June 30, 1997 (commencement of operations) to October 31, 1997. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.
    We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 1997, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.
    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus International Stock Index Fund of Dreyfus Index Funds, Inc. at October 31, 1997, the results of its operations, the changes in its net assets and the financial highlights for the periods June 30, 1997 (commencement of operations) to October 31, 1997, in conformity with generally accepted accounting principles.

                          COOPERS & LYBRAND L.L.P.
New York, New York
December 18, 1997


DREYFUS INTERNATIONAL STOCK INDEX FUND
IMPORTANT TAX INFORMATION (UNAUDITED)
    In accordance with Federal Tax law, the Fund elects to provide each shareholder with their portion of the Fund's foreign taxes paid and the income sourced from foreign countries. Accordingly, the Fund hereby makes the following designations regarding its the period from June 30, 1997 (commencement of operations) to October 31, 1997:
    -the total amount of taxes paid to foreign countries was $6,292
    -the total amount of income sourced from foreign countries was $35,367
    As required by Federal tax law rules, shareholders will receive notification of their proportionate shares of foreign taxes paid and foreign sourced income for the 1997 calendar year with Form 1099-DIV which will be mailed by January 31, 1998.


Registration Mark
[Dreyfus lion "d" logo]
DREYFUS INTERNATIONAL STOCK INDEX FUND
200 Park Avenue
New York, NY 10166
MANAGER
The Dreyfus Corporation
200 Park Avenue
New York, NY 10166
CUSTODIAN
Boston Safe Deposit and Trust Company
One Boston Place
Boston, MA 02109
TRANSFER AGENT &
DIVIDEND DISBURSING AGENT
Dreyfus Transfer, Inc.
P.O. Box 9671
Providence, RI 02940










Printed in U.S.A.                           079AR9710
International Stock
Index Fund
Annual Report
October 31, 1997
Registration Mark
[Dreyfus logo]